UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	December 31, 2025

DATE OF REPORTING PERIOD:	January 1, 2025 through June 30, 2025

ITEM 1. REPORTS TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Growth and Income Portfolio

Calamos Growth and Income Portfolio

Semi-Annual Shareholder Report  - June 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Calamos Growth and Income Portfolio	$65	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY PORTFOLIO STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$33,357,283	143	17%

WHAT DID THE PORTFOLIO INVEST IN?

The Portfolio employs an equity-oriented approach that blends stocks with complementary allocations to convertibles, fixed income, and options, seeking to generate total returns higher than the benchmark S&P 500 Index but with less risk and lower volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	32.6
Financials	13.4
Consumer Discretionary	11.3
Communication Services	10.8
Industrials	7.4
Health Care	5.8
Consumer Staples	5.6
Utilities	3.8
Energy	3.2
Materials	2.1
Other	1.6
Real Estate	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	6.3
Microsoft Corp.	6.3
Apple, Inc.	5.0
Amazon.com, Inc.	4.5
Alphabet, Inc. - Class A	2.8
Meta Platforms, Inc. - Class A	2.8
Broadcom, Inc.	2.2
JPMorgan Chase & Company	1.7
Visa, Inc. - Class A	1.5
Tesla, Inc.	1.4

www.calamos.com

Calamos Growth and Income Portfolio

Semi-Annual Shareholder Report  - June 30, 2025

For additional information about the Portfolio, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CATTSRS  25

Item 1(b). Not applicable.

ITEM 2: CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

ITEM 6: INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Growth and Income Portfolio

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION JUNE 30, 2025

Statement of Assets and Liabilities June 30, 2025 (Unaudited)

ASSETS
Investments in securities, at value (cost $16,826,449)*	$33,280,452
Cash with custodian	409,455
Restricted cash for short positions	119
Receivables:
Accrued interest and dividends	32,206
Portfolio shares sold	4,026
Prepaid expenses	1,492
Other assets	107,000
Total assets	33,834,750
LIABILITIES
Collateral for securities loaned	304,600
Foreign currency overdraft (cost $1)	1
Options written, at value (premium $21,012)	14,833
Payables:
Portfolio shares redeemed	7,066
Affiliates:
Investment advisory fees	19,941
Deferred compensation to trustees	107,000
Trustees' fees and officer compensation	951
Other accounts payable and accrued liabilities	23,075
Total liabilities	477,467
NET ASSETS	$33,357,283
COMPOSITION OF NET ASSETS
Paid in capital	$16,533,053
Accumulated distributable earnings (loss)	16,824,230
NET ASSETS	$33,357,283
Shares outstanding (no par value; unlimited number of shares authorized)	1,483,502
Net asset value and redemption price per share	$22.49
* Includes securities on loan	$300,080

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Operations Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$70,019
(Amortization)/accretion of investment securities	(66,451)
Net interest	3,568
Dividends	148,941
Dividend taxes withheld	(307)
Securities lending income, net of rebates received or paid to borrowers	454
Total investment income	152,656
EXPENSES
Investment advisory fees	117,362
Audit fees	27,797
Legal fees	15,179
Printing and mailing fees	11,739
Accounting fees	6,088
Trustees' fees and officer compensation	5,258
Transfer agent fees	3,808
Custodian fees	2,614
Fund administration fees	979
Tax fees	749
Other	5,122
Total expenses	196,695
NET INVESTMENT INCOME (LOSS)	(44,039)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	988,741
Purchased options	205,518
Foreign currency transactions	(5)
Written options	7,457
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	856,756
Purchased options	22,634
Written options	6,665
NET GAIN (LOSS)	2,087,766
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,043,727

See accompanying Notes to Financial Statements

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Statements of Changes in Net Assets

	(UNAUDITED) SIX MONTHS ENDED JUNE 30, 2025	YEAR ENDED DECEMBER 31, 2024
OPERATIONS
Net investment income (loss)	$(44,039)	$(59,932)
Net realized gain (loss)	1,201,711	2,736,198
Change in unrealized appreciation/(depreciation)	886,055	3,209,668
Net increase (decrease) in net assets resulting from operations	2,043,727	5,885,934
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(2,812,889)	(589,260)
CAPITAL SHARE TRANSACTIONS
Issued	456,729	1,682,854
Issued in reinvestment of distributions	2,812,889	589,260
Redeemed	(1,875,429)	(4,355,409)
Net increase (decrease) in net assets from capital share transactions	1,394,189	(2,083,295)
TOTAL INCREASE (DECREASE) IN NET ASSETS	625,027	3,213,379
NET ASSETS
Beginning of period	$32,732,256	$29,518,877
End of period	$33,357,283	$32,732,256
CAPITAL SHARE TRANSACTIONS
Shares issued	21,211	77,973
Shares issued in reinvestment of distributions	137,962	28,553
Shares redeemed	(86,042)	(206,843)
Net increase (decrease) in capital shares outstanding	73,131	(100,317)

See accompanying Notes to Financial Statements

www.calamos.com

Calamos Growth and Income Portfolio Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JUNE 30,		YEAR ENDED DECEMBER 31,
	2025		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$23.21		$19.54	$16.86	$22.85	$20.57	$17.01
Income from investment operations:
Net investment income (loss)(a)	(0.03)		(0.04)	(0.01)	0.00 **	(0.09)	0.18
Net realized and unrealized gain (loss)	1.35		4.11	3.29	(4.18)	4.19	3.57
Total from investment operations	1.32		4.07	3.28	(4.18)	4.10	3.75
Less distributions to common shareholders from:
Net investment income	(0.06)		(0.08)	(0.10)	(0.13)	(0.08)	(0.09)
Net realized gains	(1.98)		(0.32)	(0.50)	(1.68)	(1.74)	(0.10)
Total distributions	(2.04)		(0.40)	(0.60)	(1.81)	(1.82)	(0.19)
Net asset value, end of period	$22.49		$23.21	$19.54	$16.86	$22.85	$20.57
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value(c)	6.57%		21.08%	20.12%	(19.07%)	21.40%	22.43%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	1.26	%(d)	1.26%	1.44%	1.33%	1.20%	1.29%
Net investment income (loss)	(0.28	%)(d)	(0.19%)	(0.08%)	(0.01%)	(0.40%)	1.01%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$33,357		$32,732	$29,519	$26,455	$35,663	$32,254
Portfolio turnover rate(e)	17%		29%	21%	23%	16%	45%

**  Amounts are less than $0.005.

(a)  Net investment income allocated based on average shares method.

(b)  Performance figures of the Portfolio do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If they did, performance would be lower.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(d)  Annualized.

(e)  Not annualized.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments June 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (17.9%)
	Communication Services (2.7%)
125,000	Alibaba Group Holding, Ltd. 0.500%, 06/01/31	$159,311
96,000	Etsy, Inc.* 1.000%, 06/15/30	91,279
90,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	120,761
155,000	Live Nation Entertainment, Inc.*^ 2.875%, 01/15/30	168,753
125,000	Uber Technologies, Inc. 0.000%, 05/15/28*	132,999
150,000	0.875%, 12/01/28	214,206
		887,309
	Consumer Discretionary (1.7%)
320,000	DoorDash, Inc.* 0.000%, 05/15/30	346,505
36,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	227,144
		573,649
	Consumer Staples (0.8%)
250,000	Oddity Finance, LLC* 0.000%, 06/15/30	271,630
		271,630
	Financials (0.6%)
45,000	Federal Realty OP, LP* 3.250%, 01/15/29	45,004
75,000	Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	139,125
		184,129
	Health Care (0.2%)
80,000	Integer Holdings Corp.* 1.875%, 03/15/30	83,330
		83,330
	Industrials (1.3%)
27,000	Axon Enterprise, Inc. 0.500%, 12/15/27	97,800
40,000	Bloom Energy Corp. 3.000%, 06/01/28	59,345
80,000	Fluor Corp. 1.125%, 08/15/29	104,981
80,000	Mirion Technologies, Inc.* 0.250%, 06/01/30	92,661
65,000	Tetra Tech, Inc. 2.250%, 08/15/28	73,228
		428,015
	Information Technology (7.0%)
58,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	69,594
PRINCIPAL AMOUNT		VALUE
160,000	Cloudflare, Inc.* 0.000%, 06/15/30	$172,811
200,000	CyberArk Software, Ltd.* 0.000%, 06/15/30	205,648
135,000	Datadog, Inc.*^ 0.000%, 12/01/29	129,086
95,000	Guidewire Software, Inc.* 1.250%, 11/01/29	112,206
41,000	Life360, Inc.* 0.000%, 06/01/30	43,330
130,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	199,929
80,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	85,466
210,000	MKS, Inc. 1.250%, 06/01/30	207,709
155,000	Nutanix, Inc.* 0.500%, 12/15/29	175,435
70,000	PAR Technology Corp. 1.500%, 10/15/27	80,531
90,000	Parsons Corp. 2.625%, 03/01/29	95,899
49,000	Rubrik, Inc.* 0.000%, 06/15/30	51,409
125,000	Seagate HDD Cayman 3.500%, 06/01/28	225,174
145,000	Snowflake, Inc.* 0.000%, 10/01/29	225,758
100,000	Spotify USA, Inc. 0.000%, 03/15/26	151,550
60,000	Western Digital Corp. 3.000%, 11/15/28	107,684
		2,339,219
	Real Estate (0.8%)
	Welltower OP, LLC*
40,000	2.750%, 05/15/28	64,984
155,000	3.125%, 07/15/29	205,962
		270,946
	Utilities (2.8%)
195,000	CMS Energy Corp. 3.375%, 05/01/28	207,595
195,000	Duke Energy Corp. 4.125%, 04/15/26	206,632
55,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	62,426
195,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	210,571
	Southern Company
115,000	4.500%, 06/15/27	126,430
116,000	3.250%, 06/15/28*	116,669
		930,323
	TOTAL CONVERTIBLE BONDS (Cost $5,086,104)	5,968,550

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments June 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (76.0%)
	Communication Services (8.1%)
5,370	Alphabet, Inc. - Class A	$946,355
1,280	Meta Platforms, Inc. - Class A	944,755
325	Netflix, Inc.#	435,217
730	T-Mobile U.S., Inc.	173,930
1,575	Walt Disney Company	195,316
		2,695,573
	Consumer Discretionary (9.2%)
6,885	Amazon.com, Inc.#	1,510,500
45	Booking Holdings, Inc.	260,516
2,350	Chipotle Mexican Grill, Inc.#	131,953
560	Home Depot, Inc.	205,318
535	Lowe's Companies, Inc.	118,700
440	McDonald's Corp.	128,555
1,515	Starbucks Corp.	138,820
1,470	Tesla, Inc.#	466,960
970	TJX Companies, Inc.	119,785
		3,081,107
	Consumer Staples (4.8%)
3,160	Coca-Cola Company	223,570
1,320	Colgate-Palmolive Company	119,988
330	Costco Wholesale Corp.	326,680
1,140	Dollar General Corp.	130,393
1,220	Philip Morris International, Inc.	222,199
1,620	Procter & Gamble Company	258,099
3,295	Walmart, Inc.	322,185
		1,603,114
	Energy (3.2%)
2,475	EQT Corp.	144,342
3,885	Exxon Mobil Corp.	418,803
730	Hess Corp.~	101,134
1,520	Marathon Petroleum Corp.	252,487
2,605	Williams Companies, Inc.	163,620
		1,080,386
	Financials (11.9%)
435	American Express Company	138,756
500	Assurant, Inc.	98,745
6,320	Bank of America Corp.	299,062
255	Berkshire Hathaway, Inc. - Class B#	123,871
90	Blackrock, Inc.	94,432
505	Capital One Financial Corp.	107,444
895	Chubb, Ltd.	259,299
1,915	Citigroup, Inc.	163,005
805	Fiserv, Inc.#	138,790
245	Goldman Sachs Group, Inc.	173,399
NUMBER OF SHARES			VALUE
1,935		JPMorgan Chase & Company	$560,976
1,100		Marsh & McLennan Companies, Inc.	240,504
755		Mastercard, Inc. - Class A	424,265
1,415		Morgan Stanley	199,317
310		S&P Global, Inc.	163,460
1,375		Visa, Inc. - Class A	488,194
3,655		Wells Fargo & Company	292,839
			3,966,358
		Health Care (5.6%)
1,850		Abbott Laboratories	251,619
1,150		AbbVie, Inc.	213,463
2,480		Boston Scientific Corp.#	266,377
445		Danaher Corp.	87,905
470		Eli Lilly & Company	366,379
1,385		Johnson & Johnson	211,559
1,360		Medtronic, PLC	118,551
230		Stryker Corp.	90,995
290		Thermo Fisher Scientific, Inc.	117,583
490		UnitedHealth Group, Inc.	152,865
			1,877,296
		Industrials (5.2%)
4,195		CSX Corp.	136,883
3,000		Delta Air Lines, Inc.	147,540
765		Emerson Electric Company	101,997
480		GE Vernova, Inc.	253,992
680		General Electric Company	175,025
1,275		Norfolk Southern Corp.	326,362
350		Parker-Hannifin Corp.	244,465
230		Quanta Services, Inc.	86,958
1,740		RTX Corp.	254,075
			1,727,297
		Information Technology (24.7%)
8,140		Apple, Inc.	1,670,084
2,630		Broadcom, Inc.	724,960
1,900		Cisco Systems, Inc.	131,822
280		Intuit, Inc.	220,537
1,250		Lam Research Corp.	121,675
775		Micron Technology, Inc.	95,519
4,235		Microsoft Corp.	2,106,531
13,395		NVIDIA Corp.	2,116,276
215		NXP Semiconductors, NV	46,975
1,470		Oracle Corp.	321,386
910		Palantir Technologies, Inc. - Class A#	124,051
510		Palo Alto Networks, Inc.#~	104,366
440	EUR	SAP, SE	134,543
295		ServiceNow, Inc.#	303,284
			8,222,009

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments June 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Materials (2.1%)
2,665	Freeport-McMoRan, Inc.	$115,528
615	Linde, PLC	288,546
535	Sherwin-Williams Company	183,697
490	Vulcan Materials Company	127,802
		715,573
	Real Estate (0.5%)
680	American Tower Corp.	150,294
		150,294
	Utilities (0.7%)
1,130	Vistra Corp.	219,005
		219,005
	TOTAL COMMON STOCKS (Cost $9,908,521)	25,338,012
CONVERTIBLE PREFERRED STOCKS (3.4%)
	Consumer Discretionary (0.4%)
2,000	QXO, Inc.# 5.500%, 05/15/28	123,980
		123,980
	Financials (0.9%)
1,180	AMG Capital Trust II 5.150%, 10/15/37	64,320
1,360	Apollo Global Management, Inc. 6.750%, 07/31/26	101,796
1,280	Ares Management Corp. 6.750%, 10/01/27	67,840
912	KKR & Company, Inc. 6.250%, 03/01/28	48,883
		282,839
	Industrials (0.9%)
4,555	Boeing Company 6.000%, 10/15/27	309,740
		309,740
	Information Technology (0.9%)
2,160	Hewlett Packard Enterprise Company 7.625%, 09/01/27	127,181
2,470	Microchip Technology, Inc. 7.500%, 03/15/28	164,600
		291,781
	Utilities (0.3%)
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications, Time, Inc.)#§ 3.369%, 09/15/29	42,502
1,405	NextEra Energy, Inc. 7.299%, 06/01/27	66,162
		108,664
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $971,864)	1,117,004
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (1.3%)
	Other (1.3%)
155,000	U.S. Treasury Note 5.000%, 08/31/25	$155,136
285,000	3.750%, 04/15/26	284,310
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $439,200)	439,446
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
	Health Care (0.0%)
3	UnitedHealth Group, Inc.
93,591	Call, 12/19/25, Strike $400.00	3,285
	Other (0.3%)
174	iShares MSCI EAFE ETF
1,555,386	Call, 09/19/25, Strike $88.00	68,295
11	iShares Russell 2000 ETF
237,369	Call, 09/19/25, Strike $210.00	14,245
3	S&P 500® Index
1,861,485	Put, 10/17/25, Strike $5,800.00	27,015
		109,555
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $116,160)	112,840
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)
304,600	State Street Navigator Securities Lending Government Money Market Portfolio, 4.340%†*** (Cost $304,600)	304,600
	TOTAL INVESTMENTS (99.8%) (Cost $16,826,449)	33,280,452
OTHER ASSETS, LESS LIABILITIES (0.2%)		76,831
NET ASSETS (100.0%)		$33,357,283

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments June 30, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (0.0%)#
	Health Care (0.0%)
(3)	UnitedHealth Group, Inc.
(93,591)	Put, 12/19/25, Strike $200.00	$(1,193)
	Information Technology (0.0%)
(2)	AppLovin Corp.
(70,016)	Put, 07/18/25, Strike $380.00	(7,730)
	Other (0.0%)
(2)	S&P 500® Index
(1,240,990)	Put, 10/17/25, Strike $5,100.00	(5,910)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $21,012)	$(14,833)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $75,124.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of June 30, 2025.

***  The rate disclosed is the 7 day net yield as of June 30, 2025.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the "Trust"), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

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Notes to Financial Statements (Unaudited)

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of June 30, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses. Expenses directly attributable to the Portfolio are charged to the Portfolio; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Portfolio's taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

The Portfolio recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2022 – 2025 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio's management expects the risk of material loss in connection to a potential claim to be remote.

Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. As defined under ASU No. 2023-07 the chief operating decision maker ("CODM") consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. The Portfolio operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Portfolio. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Portfolio's financial statements and financial highlights.

Note 2 – Investment Adviser and Transactions with Affiliates or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%.

The Portfolio reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statement of Operations.

A Trustee and certain officers of the Trust are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of their compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. The Portfolio's obligation, if any, to make payments under the Plan is a general obligation of the Portfolio and is included in "Payable for deferred compensation to trustees" on the Statement of Assets and Liabilities at June 30, 2025. Deferred compensation of $107,000 is included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2025.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments for the period ended June 30, 2025 were as follows:

	U.S. GOVERNMENT SECURITIES	OTHER
Cost of purchases	$—	$5,093,344
Proceeds from sales	—	6,129,463

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2025 was as follows*:

Cost basis of investments	$16,805,437
Gross unrealized appreciation	16,616,707
Gross unrealized depreciation	(156,525)
Net unrealized appreciation (depreciation)	$16,460,182

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio's most recent annual report.

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Notes to Financial Statements (Unaudited)

The tax character of distributions for the period ended June 30, 2025 will be determined at the end of the Portfolio's current fiscal year.

Distributions for the year ended December 31, 2024 were characterized for federal income tax purposes as follows:

YEAR ENDED DECEMBER 31, 2024
Distributions paid from:
Ordinary income	$120,038
Long-term capital gains	469,222
Return of capital	—

As of December 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$169,945
Undistributed capital gains	2,600,689
Total undistributed earnings	2,770,634
Accumulated capital and other losses	—
Net unrealized gains/(losses)	15,102,157
Total accumulated earnings/(losses)	17,872,791
Other	(279,399)
Paid-in-capital	15,138,864
Net assets applicable to common shareholders	$32,732,256

Note 5 – Derivative Instruments

Foreign Currency Risk. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs Over-The-Counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between the Portfolio and the counterparty and the amount of collateral due from the Portfolio or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. When a Portfolio is required to post collateral under the terms of a derivatives transaction and master netting agreement, the Portfolio's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among the Portfolio, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that the Portfolio defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to the Portfolio's custodian. The master netting agreement provides, in relevant part, that the Portfolio may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Portfolio's net counterparty exposure is reflected in the counterparty table below. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

currency contract. The contracts are valued daily at forward foreign exchange rates. The Portfolio realizes a gain or loss when a position is closed or upon settlement of the contracts.

As of June 30, 2025, the Portfolio had no outstanding forward foreign currency contracts.

Equity Risk. The Portfolio may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Portfolio may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). The Portfolio may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Portfolio's holdings, on broad-based securities indexes, or certain ETFs.

When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statement of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by the Portfolio do not typically give rise to counterparty credit risk since options written obligate the Portfolio and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Portfolio since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of June 30, 2025, the Portfolio had outstanding purchased options and/or written options as listed on the Schedule of Investments.

As of June 30, 2025, the Portfolio had outstanding derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Gross amounts at fair value:
Exchange-traded purchased options(1)	$112,840	$—
Exchange-traded written options(2)	—	14,833
	$112,840	$14,833

For the period ended June 30, 2025, the volume of derivative activity for the Portfolio is reflected below:*

VOLUME
Purchased options(1)	787
Written options(2)	107

(1)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(2)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

*  Activity during the period is measured by opened number of contracts for options purchased or written (measured in notional).

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Notes to Financial Statements (Unaudited)

Note 6 – Securities Lending

The Portfolio may loan one or more of its securities to broker-dealers and banks through the Securities Loan Agreement. In the Securities Loan Agreement, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of the Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash collateral, the Portfolio's securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities and the Schedule of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio will pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio's security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Portfolio as of June 30, 2025.

AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
$304,600	$—	$304,600	$—	$300,080	$300,080	$4,520

Note 7 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used in valuing the Portfolio's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,968,550	$—	$5,968,550
Common Stocks	25,203,469	134,543	—	25,338,012
Convertible Preferred Stocks	1,010,182	106,822	—	1,117,004
U.S. Government and Agency Securities	—	439,446	—	439,446
Exchange-Traded Purchased Options	112,840	—	—	112,840
Investment of Cash Collateral For Securities Loaned	—	304,600	—	304,600
Total	$26,326,491	$6,953,961	$—	$33,280,452
Liabilities:
Exchange-Traded Written Options	$14,833	$—	$—	$14,833
Total	$14,833	$—	$—	$14,833

Note 8 – Subsequent Events

Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements.

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Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Calamos Advisors Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statement of assets and liabilities of Calamos Growth and Income Portfolio (the "Portfolio"), the sole portfolio constituting the Calamos Advisors Trust (the "Trust"), including the schedule of investments, as of June 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the six-month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of changes in net assets of the Portfolio for the year ended December 31, 2024, and the financial highlights for each of the five years in the period then ended, and in our report dated February 10, 2025, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Review Results

This interim financial information is the responsibility of the Portfolio's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

August 8, 2025

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees (the "Board" or "Trustees") of Calamos Advisors Trust ("Trust") oversees the management of Calamos Growth and Income Portfolio ("Portfolio"), a series of the Trust, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and administrator for the Portfolio. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on June 24, 2025, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the Trust and the Adviser on behalf of the Portfolio was fair in light of the nature, quality and extent of the services provided by the Adviser and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement with respect to the Portfolio through July 31, 2026, subject to possible earlier termination as provided in the agreement.

In connection with its consideration of the management agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services, (ii) the investment performance of the Portfolio as well as performance information for comparable funds and other, comparable clients of the Adviser, (iii) the fees and other expenses paid by the Portfolio as well as expense information for comparable funds and for other, comparable clients of the Adviser, (iv) the profitability of the Adviser and its affiliates from their relationship with the Portfolio, (v) whether economies of scale may be realized as the Portfolio grows and whether potential economies may be shared, in some measure, with Portfolio investors and (vi) other benefits to the Adviser from its relationship with the Portfolio. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to the Portfolio took into account the knowledge gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing the Portfolio; the consistency of investment approach; the background and experience of the Adviser's investment personnel responsible for managing the Portfolio; and the Adviser's performance as administrator of the Portfolio, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel involved in providing investment management services to the Portfolio. In addition, the Board considered compliance reports about the Adviser from the Trust's Chief Compliance Officer.

The Board also considered the information provided by the Adviser regarding the Portfolio's performance and the steps the Adviser is taking to improve performance. In particular, the Board noted the additional personnel added to the Adviser's investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser's significant investment into its infrastructure and investment processes.

Investment Performance of the Portfolio. The Board considered the Portfolio's investment performance over various time periods, including how the Portfolio performed compared to the average performance of a group of comparable funds (the Portfolio's "Category") selected by an independent third-party service provider. The performance periods considered by the Board ended on March 31, 2025. The Board considered one-, three-, five- and ten-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2025 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds (a "category"), the data was still produced by an independent third-party service provider.

The Board considered that the Portfolio outperformed its Category average for all periods.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the Portfolio's actual management fee rate compared to the median management fee rate for other open-end funds similar in size, character and investment strategy (the Portfolio's "Expense Group") and the Portfolio's total expense ratio compared to the median total expense ratio of the Portfolio's Expense Group.

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Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board also reviewed the Adviser's management fee rates for its institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Portfolio, the differences reflected the Adviser's greater level of responsibilities and significantly broader scope of services regarding the Portfolio, the more extensive regulatory obligations and risks associated with managing the Portfolio, and other financial considerations with respect to creation and sponsorship of the Portfolio. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and (vi) greater exposure to "make whole" errors.

The Board also considered the Adviser's costs in serving as the Portfolio's investment adviser and manager, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage the Portfolio. The Board reviewed the Adviser's methodology for allocating costs among the Adviser's lines of business. The Board also considered information regarding the structure of the Adviser's compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as the Portfolio's investment manager and of the Adviser and its affiliates in all of their relationships with the Portfolio, as well as an explanation of the methodology utilized in allocating various expenses among the Portfolio and the Adviser's other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser's parent company and discussed its corporate structure.

The Board considered that the Portfolio's management fee rate and total expense ratio are higher than the respective medians of the Portfolio's Expense Group. The Board reviewed the Portfolio's expenses in light of its performance record and its level of assets.

Economies of Scale. The Board considered whether the Portfolio's management fee shares with shareholders potential economies of scale that may be achieved by the Adviser. The Board also considered the benefits accruing to shareholders from the Adviser's investments into its infrastructure and investment processes.

Other Benefits Derived from the Relationship with the Portfolio. The Board also considered other benefits that accrue to the Adviser and its affiliates from their relationship with the Portfolio. The Board concluded that, while the Adviser may potentially benefit from its relationship with the Portfolio in ways other than the fees payable by the Portfolio, the Portfolio also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to their agreements with the Portfolio and the fees payable by the Portfolio.

The Board also considered the Adviser's use of a portion of the commissions paid by the Portfolio on its portfolio brokerage transactions to obtain research products and services benefiting the Portfolio and/or other clients of the Adviser and concluded, based on reports from the Trust's Chief Compliance Officer, that the Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for the Portfolio with the Adviser was in the best interest of the Portfolio and its shareholders.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

1. Aggregate remuneration paid to all trustees by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr., the trustee who is an “interested person” of the Calamos Advisors Trust, does not receive remuneration for services provided to the Calamos Advisors Trust.

2. Not applicable.

3. Mark J. Mickey, Chief Compliance Officer of the Calamos Advisors Trust, is the only officer who receives compensation from the Calamos Advisors Trust. Aggregate remuneration paid to Mr. Mickey by Calamos Advisors Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR.

4. Not applicable.

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS.

Not applicable. Included in the financial statements filed under Item 7 of the N-CSR.

ITEM 12: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14: PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 16: CONTROLS AND PROCEDURES.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

(b)            There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17: DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18: RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19: EXHIBITS.

(a)(1)	Code of Ethics - Not applicable for semiannual reports.
(a)(2)	Not applicable
(a)(3)(i)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(ii)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Not applicable
(a)(5)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 13, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 13, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 13, 2025